Intangible assets and goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended		3 Months Ended	6 Months Ended	1 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Johan Walter Berg AB	May 31, 2012 ERA Mining Machinery Limited (Siwei)	Mar. 31, 2012 Caterpillar Tohoku Ltd.	Dec. 31, 2011 Bucyrus International, Inc.	Aug. 31, 2011 Pyroban Group Limited	Oct. 31, 2011 MWM Holding GmbH	Dec. 31, 2013 Customer relationships	Dec. 31, 2012 Customer relationships	Dec. 31, 2011 Customer relationships	Dec. 31, 2011 Customer relationships Bucyrus International, Inc.	Dec. 31, 2013 Intellectual property	Dec. 31, 2012 Intellectual property	Dec. 31, 2011 Intellectual property	Dec. 31, 2013 Other	Dec. 31, 2012 Other	Dec. 31, 2011 Other
Intangible assets
Weighted Amortizable Life (in years)	13 years	13 years	13 years							15 years	15 years	15 years		11 years	12 years	11 years	10 years	10 years	11 years
Gross Carrying Amount	$ 4,748	$ 4,822	$ 4,904							$ 2,653	$ 2,756	$ 2,811		$ 1,821	$ 1,767	$ 1,794	$ 274	$ 299	$ 299
Accumulated Amortization	(1,170)	(824)	(554)							(539)	(377)	(213)		(495)	(342)	(244)	(136)	(105)	(97)
Net	3,578	3,998	4,350							2,114	2,379	2,598		1,326	1,425	1,550	138	194	202
Indefinite-lived intangible assets - In-process research & development	18	18	18
Total intangible assets, net	3,596	4,016	4,368
Total intangible assets, gross carrying amount	4,766	4,840	4,922
Finite-lived intangible assets acquired	70	120	4,167	70	112	8	3,901	41	221
Gross intangible assets classified to held for sale and/or divested										168	207
Accumulated amortization classified to held for sale and/or divested										(25)	(93)
Impaired finite-lived intangible assets, gross											51
Impaired finite-lived intangible assets, accumulated amortization											(29)
Finite-lived intangible asset impairment											22
Customer relationship intangibles sold													63
Intangible assets classified as held for sale													186
Amortization expense	371	387	233
2014	365
2015	354
2016	333
2017	331
2018	327
Thereafter	$ 1,886